Effective Portion of Cash Flow Hedges Included in AOCI and Amount that is Expected to be Reclassified into Earnings in the next 12 months from Cash Flow Hedges (Detail) (KRW) In Millions	12 Months Ended
Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Interest rate contract
Foreign exchange contracts	(200)
Total amount that is expected to be reclassified into earnings in the next 12 months	(200)
Cash Flow Hedging
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Effective portion of cash flow hedges included in AOCI	(7,034)
Cash Flow Hedging | Interest rate contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Effective portion of cash flow hedges included in AOCI	(2,359)
Cash Flow Hedging | Foreign exchange derivatives
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Effective portion of cash flow hedges included in AOCI	(4,676)